Reinsurance Reinsurance (Effects of Reinsurance on Earnings - Related Party) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Reinsurance assumed	$ 11	$ 79	$ 297
Ceded Premiums Earned	943	1,153	1,090
Premiums	863	1,222	1,679
Assumed Insurance Commissions And Fees	96	119	132
Ceded Insurance Commissions And Fees	628	637	594
Insurance Commissions and Fees	3,898	3,782	4,010
Commissions Fees And Other Income Assumed	28	87	0
Other Income Ceded	47	323	130
Other Income	651	736	422
Policyholder Benefits and Claims Incurred, Assumed	31	123	298
Reinsurance ceded	(1,623)	(2,571)	(2,237)
Amortization of DAC and VOBA	227	371	781
Operating Expenses	2,483	2,284	2,120
Affiliated Entity [Member] | Assumed Reinsurance [Member]
Effects of Reinsurance [Line Items]
Reinsurance assumed	11	34	227
Assumed Insurance Commissions And Fees	96	119	132
Commissions Fees And Other Income Assumed	27	56	0
Policyholder Benefits and Claims Incurred, Assumed	30	86	248
Affiliated Entity [Member] | Ceded Reinsurance [Member]
Effects of Reinsurance [Line Items]
Ceded Premiums Earned	537	766	687
Ceded Insurance Commissions And Fees	14	60	59
Other Income Ceded	44	320	130
Reinsurance ceded	(420)	(757)	(678)
Affiliated Entity [Member] | Reinsurance [Member]
Effects of Reinsurance [Line Items]
Premiums	(526)	(732)	(460)
Insurance Commissions and Fees	82	59	73
Other Income	71	376	130
Policyholder Benefits and Claims Incurred, Assumed and Ceded	$ (390)	$ (671)	$ (430)